Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Benefit Obligations Fair Value of Plan Assets and Funded Status	The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2021	2020	2021	2020
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$834,913	$564,970	$306,524	$219,217
Projected benefit obligation assumed from business combination	—	195,231	—	44,950
Plan Settlements	(1,294)	—	—	—
Service cost	14,673	15,450	7,307	6,175
Interest cost	20,676	19,281	8,048	7,695
Actuarial loss (gain)	(36,597)	76,618	(18,977)	34,507
Contributions from retirees	—	171	2,040	2,037
Plan amendments	237	(191)	310	—
Medicare Part D	—	—	373	377
Benefits paid	(66,800)	(37,020)	(12,979)	(8,434)
Foreign exchange	(190)	403	—	—
Projected benefit obligation, end of year	$765,618	$834,913	$292,646	$306,524
Change in plan assets
Fair value of plan assets, beginning of year	629,157	407,074	176,616	158,873
Plan assets acquired in business combination	—	179,600	—	—
Actual return on plan assets	58,721	52,876	15,200	21,219
Employer contributions	29,058	26,099	11,178	2,583
Plan Settlements	(1,294)	—	—	—
Contributions from retirees	—	171	1,988	1,998
Medicare Part D subsidy receipts	—	—	372	377
Benefits paid	(66,800)	(37,020)	(12,979)	(8,434)
Foreign exchange	22	357	—	—
Fair value of plan assets, end of year	$648,864	$629,157	$192,375	$176,616
Unfunded status	$(116,754)	$(205,756)	$(100,271)	$(129,908)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	84	488	11,879	10,174
Current liabilities	(1,902)	(1,989)	(699)	(2,835)
Non-current liabilities	(114,936)	(204,255)	(111,451)	(137,247)
Net amount recognized	$(116,754)	$(205,756)	$(100,271)	$(129,908)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2021	2020	2021	2020
Accumulated benefit obligation	$489,043	$727,981	$274,649	$288,594
Fair value of plan assets	$396,679	$578,143	$162,592	$148,496

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2021	2020	2021	2020
Projected benefit obligation	$580,841	$833,846	$274,649	$288,594
Fair value of plan assets	$452,333	$627,601	$162,592	$148,496

Schedule of Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2020	$38,510	$(6,180)	$(9,146)	$—
Additions to AOCI	50,026	(191)	22,036	—
Amortization in current period	(5,430)	1,609	(509)	—
Reclassification to regulatory accounts	(25,875)	(544)	(16,680)	—
Balance, December 31, 2020	$57,231	$(5,306)	$(4,299)	$—
Additions to AOCI	(59,754)	237	(24,126)	24
Amortization in current period	(13,130)	1,626	(2,021)	310
Amortization pursuant to plan settlements	(210)	—	—	—
Reclassification to regulatory accounts	31,670	(752)	14,816	—
Balance, December 31, 2021	$15,807	$(4,195)	$(15,630)	$334

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2021 and 2020 were as follows:

	Pension benefits		OPEB
	2021	2020	2021	2020
Discount rate	2.94%	2.49%	2.92%	2.58%
Interest crediting rate (for cash balance plans)	4.00%	4.15%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			5.875%	6.00%
Age 65 and after			5.875%	6.00%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost
Weighted average assumptions used to determine net benefit cost for 2021 and 2020 were as follows:

	Pension benefits		OPEB
	2021	2020	2021	2020
Discount rate	2.49%	3.19%	2.58%	3.29%
Expected return on assets	6.20%	6.85%	4.79%	5.57%
Rate of compensation increase	3.99%	3.96%	n/a	n/a
Health care cost trend rate
Before Age 65			5.122%	6.125%
Age 65 and after			5.122%	6.125%
Assumed ultimate medical inflation rate			4.05%	4.75%
Year in which ultimate rate is reached			2031	2031

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2021	2020	2021	2020
Service cost	$14,673	$15,450	$7,307	$6,175
Non-service costs
Interest cost	20,676	19,281	8,048	7,695
Expected return on plan assets	(35,972)	(26,285)	(10,052)	(8,748)
Amortization of net actuarial loss	13,126	5,430	2,021	509
Amortization of prior service credits	(1,626)	(1,609)	11	—
Settlement Loss Recognized	198	—	—	—
Amortization of regulatory accounts	19,665	16,272	218	1,527
	$16,067	$13,089	$246	$983
Net benefit cost	$30,740	$28,539	$7,553	$7,158

Schedule of Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	48%	30% -100%
Debt securities	43%	20% - 60%
Other	9%	0% - 20%
	100%

The fair values of investments as of December 31, 2021, by asset category, are as follows:

Asset class	2021	Percentage
Equity securities	$429,147	51%
Debt securities	350,834	42%
Other	61,259	7%
	$841,240	100%

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes the changes fair value of these level 3 assets as of December 31:

Level 3
Balance, January 1, 2021	$7,745
Contributions into funds	6,233
Unrealized gains	4,257
Distributions	(921)
Balance, December 31, 2021	$17,314

Schedule of Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2022	2023	2024	2025	2026	2027-2031
Pension plan	$47,802	$43,760	$44,478	$46,318	$47,554	$238,011
OPEB	10,465	11,064	11,646	12,060	12,543	68,454